Balance Sheets - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 7,095	$ 7,095	$ 28,560	$ 659,035
Prepaid expenses	21,399	21,399	34,573	82,771
Total Current Assets	28,494	28,494	63,133	741,806
Prepaid expenses – Non-current				32,380
Marketable securities held in trust account	53,011,509	53,011,509	50,880,604	70,418,228
Cash held in trust escrow account	55,000	55,000
Total Assets	53,095,003	53,095,003	50,943,737	71,192,414
Current Liabilities:
Accounts payable and accrued offering costs and expenses	346,209	346,209	213,118	248,034
Other payable	70,000	70,000
Due to related party	9,837	9,837	9,837	9,837
Promissory notes			165,000
Total Current Liabilities	1,305,213	1,305,213	387,955	257,871
Total Liabilities	1,305,213	1,305,213	387,955	257,871
Commitments and contingencies
Ordinary shares subject to possible redemption (4,725,829 shares at $11.23 and $10.77 per share as of September 30, 2024 and December 31, 2023, respectively)	53,066,509	53,066,509	50,880,604	70,380,000
Shareholders’ Deficit:
Preferred shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding as of September 30, 2024 and December 31, 2023, respectively
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,280,500 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	228	228	228	228
Additional paid-in capital				596,893
Accumulated deficit	(1,276,947)	(1,276,947)	(325,050)	(42,578)
Total Shareholders’ Deficit	(1,276,719)	(1,276,719)	(324,822)	554,543
Total Liabilities, Redeemable Ordinary Shares, and Shareholders’ Deficit	53,095,003	53,095,003	50,943,737	71,192,414
Formation and operating costs	182,580	566,903	676,318	80,806
Loss from operations	(182,580)	(566,903)	(676,318)	(80,806)
Other Income:
Interest income on investments held in trust account	684,600	1,893,221	3,580,311	38,228
Bank interest income	1	6	181
Unrealized loss on investments held in trust account		(92,316)
Total other income	684,601	1,800,911	3,580,492	38,228
Net income (loss)	502,021	1,234,008	2,904,174	$ (42,578)
Nonrelated Party [Member]
Current Liabilities:
Promissory notes	456,000	456,000
Related Party [Member]
Current Liabilities:
Promissory notes	$ 423,167	$ 423,167	$ 165,000